Other assets	12 Months Ended
Dec. 31, 2021
Other Assets [Abstract]
Other assets	Other assets
The following table provides the components of other assets presented on the consolidated balance sheet.

Other assets	Dec. 31,
(in millions)	2021	2020
Corporate/bank-owned life insurance	$5,359	$5,301
Accounts receivable	4,178	3,619
Software	2,096	1,884
Prepaid pension assets	1,946	1,556
Fails to deliver	1,561	1,371
Qualified affordable housing project investments	1,153	1,145
Renewable energy investments	1,027	1,206
Equity method investments	939	921
Income taxes receivable	538	599
Prepaid expense	476	477
Federal Reserve Bank stock	472	479
Assets of consolidated investment management funds	462	487	(a)
Other equity investments (b)	449	290
Seed capital (c)	357	365
Fair value of hedging derivatives	206	19
Other (d)	1,190	1,236
Total other assets	$22,409	$20,955	(a)
(a)    In 2021, we reclassified the assets of consolidated investment management funds, at fair value, to other assets. See Note 2 for additional information.
(b)    Includes strategic equity, private equity and other investments.
(c)    Includes investments in BNY Mellon funds which hedge deferred incentive awards.
(d)    At Dec. 31, 2021 and Dec. 31, 2020, other assets include $7 million and $7 million, respectively, of Federal Home Loan Bank stock, at cost.
Non-readily marketable equity securities

Non-readily marketable equity securities do not have readily determinable fair values. These investments are valued using a measurement alternative where the investments are carried at cost, less any impairment, and plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. The observable price changes are recorded in investment and other revenue on the consolidated income statement. Our non-readily marketable equity securities totaled $264 million at Dec. 31, 2021 and $129 million at Dec. 31, 2020 and are included in other equity investments in the table above.
The following table presents the adjustments on the non-readily marketable equity securities.

Adjustments on non-readily marketable equity securities				Life-to-date
(in millions)	2021	2020	2019
Upward adjustments	$105	$21	$4	$158
Downward adjustments	—	—	(3)	(4)
Net adjustments	$105	$21	$1	$154
Qualified affordable housing project investments

We invest in affordable housing projects primarily to satisfy the Company’s requirements under the Community Reinvestment Act. Our total investment in qualified affordable housing projects totaled $1.2 billion at Dec. 31, 2021 and $1.1 billion at Dec. 31, 2020. Commitments to fund future investments in qualified affordable housing projects totaled $543 million at Dec. 31, 2021 and $514 million at Dec. 31, 2020 and are recorded in other liabilities on the consolidated balance sheet. A summary of the commitments to fund future investments is as follows: 2022 – $224 million; 2023 – $195 million; 2024 – $97 million; 2025 – $2 million; 2026 – $1 million; and 2027 and thereafter – $24 million.

Tax credits and other tax benefits recognized were $148 million in 2021, $137 million in 2020 and $148 million in 2019.
Amortization expense included in the provision for income taxes was $124 million in 2021, $113 million in 2020 and $121 million in 2019.
Investments valued using net asset value (“NAV”) per share

In our Investment and Wealth Management business segment, we make seed capital investments in certain funds we manage. We also hold private equity investments, primarily small business investment companies (“SBICs”), which are compliant with the Volcker Rule, and certain other corporate investments. Seed capital, private equity and other corporate investments are included in other assets on the consolidated balance sheet. The fair value of certain of these investments was estimated using the NAV per share for our ownership interest in the funds.
The table below presents information on our investments valued using NAV.

Investments valued using NAV	Dec. 31, 2021		Dec. 31, 2020
(in millions)	Fair value	Unfunded commitments	Fair value	Unfunded commitments
Seed capital (a)	$59	$21	$52	$22
Private equity investments (b)	113	61	102	52
Other (c)	46	—	47	—
Total	$218	$82	$201	$74
(a)    Primarily includes leveraged loans and structured credit funds, which are generally not redeemable. Distributions from such investments will be received as the underlying investments in the funds, which have lives of three to 11 years at both Dec. 31, 2021 and Dec. 31, 2020, are liquidated.
(b)    Private equity investments primarily include Volcker Rule-compliant investments in SBICs that invest in various sectors of the economy. Private equity investments do not have redemption rights. Distributions from such investments will be received as the underlying investments in the private equity investments, which have a life of 10 years, are liquidated.
(c) Primarily includes investments in funds that relate to deferred compensation arrangements with employees. Investments in funds can be redeemed on a monthly to quarterly basis with redemption notice periods of up to 95 days.